Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Rate and the PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2022	2023	2024
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.91%	(0.42)%	(0.28)%
Effect of additional deduction of research and development expense	(64.43)%	5.98%	5.90%
Effect of income tax exemptions and reliefs	(56.77)%	(5.71)%	(0.39)%
Recovery from deferred income tax assets	(97.39)%	0.05%	0.22%
Effect of valuation allowance on deferred income tax assets	171.26%	(23.52)%	(26.29)%
Income tax difference under different tax jurisdictions	21.42%	(1.37)%	(4.16)%
Total	0.00%	0.01%	0.00%

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense (benefit)	—	(17,394)	—
Deferred tax expense	—	—	—
Income tax expense	—	(17,394)	—

Schedule of Deferred Tax Assets

Significant component of deferred tax assets are as follows:

	As of December 31,
	2023	2024
Net operating loss carryforward	77,373,944	98,783,665
Accrued expense and others	(282,843)	9,688,509
Inventory impairment	51,027,391	50,475,875
Deferred tax assets	128,118,492	158,948,049
Less: valuation allowance	(128,118,492)	(158,948,049)
Deferred tax assets	—	—